UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust IV (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 4.0%
BE Aerospace, Inc., 8.50%, 7/01/18	$3,575	$3,896,750
Bombardier, Inc., 7.75%, 3/15/20 (a)	4,500	4,927,500
Goodrich Corp., 3.60%, 2/01/21	10,000	9,389,560
United Technologies Corp., 5.70%, 4/15/40 (b)	10,000	10,525,430

		28,739,240

Airlines — 1.0%
American Airlines Pass-Through Trust, Series 2011-1, Class A, 5.25%, 7/31/22	2,425	2,431,063
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 5/10/17	2,113	2,314,217
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	2,205	2,249,456

		6,994,736

Auto Components — 0.8%
Dana Holding Corp.:
6.50%, 2/15/19	760	773,300
6.75%, 2/15/21	520	527,800
Icahn Enterprises LP:
7.75%, 1/15/16	1,700	1,753,125
8.00%, 1/15/18	2,500	2,568,750

		5,622,975

Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	3,230	3,456,100

Building Products — 0.2%
Building Materials Corp. of America, 7.00%, 2/15/20 (a)	1,100	1,155,000

Capital Markets — 3.1%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (b)	4,500	4,740,813
The Goldman Sachs Group, Inc., 7.50%, 2/15/19 (b)	6,850	7,985,415
Morgan Stanley, 5.75%, 1/25/21 (b)	7,375	7,453,713
UBS AG, 2.25%, 1/28/14	2,678	2,685,880

		22,865,821

Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20	1,850	2,055,813

Commercial Banks — 1.7%
Discover Bank, 8.70%, 11/18/19	1,950	2,334,936
Fifth Third Bamcorp, 3.63%, 1/25/16	4,600	4,635,121

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded):
Lloyds TSB Bank Plc, 4.88%, 1/21/16	$3,325	$3,327,843
Regions Financial Corp., 4.88%, 4/26/13	2,450	2,413,250

		12,711,150

Commercial Services & Supplies — 4.7%
Aviation Capital Group, 7.13%, 10/15/20 (a)	15,000	15,360,831
Browning-Ferris Industries, Inc., 7.40%, 9/15/35	4,420	5,258,518
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)(c)	1,031	1,054,198
Clean Harbors, Inc., 7.63%, 8/15/16	2,250	2,385,000
Corrections Corp. of America, 7.75%, 6/01/17	4,835	5,282,237
Waste Management, Inc., 6.13%, 11/30/39	4,750	5,047,621

		34,388,405

Communications Equipment — 0.8%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	3,580	3,812,700
CC Holdings GS V LLC, 7.75%, 5/01/17 (a)	1,725	1,897,500

		5,710,200

Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	1,375	1,354,574

Consumer Finance — 4.9%
American Express Credit Corp., 2.75%, 9/15/15	9,850	9,672,089
Capital One Bank USA NA, 8.80%, 7/15/19	3,950	4,902,953
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	2,975	3,160,938
SLM Corp., 6.25%, 1/25/16	17,875	17,908,641

		35,644,621

Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	2,000	2,175,000
6.75%, 9/15/20	3,575	3,771,625
Crown Americas LLC, 6.25%, 2/01/21 (a)	1,350	1,360,125
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	1,110	1,140,525
Rock-Tenn Co., 9.25%, 3/15/16	800	878,000

		9,325,275

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
RB	Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services — 2.6%
Ally Financial, Inc., 8.30%, 2/12/15	$3,700	$4,181,000
Citigroup, Inc., 4.59%, 12/15/15	1,575	1,644,651
Moody’s Corp., 6.06%, 9/07/17	10,000	10,115,530
Reynolds Group Issuer, Inc. (a)(c):
6.88%, 2/15/21	1,095	1,104,581
8.25%, 2/15/21	1,345	1,356,769
Stan IV Ltd., 2.48%, 7/20/11 (d)	283	280,170

		18,682,701

Diversified Telecommunication Services — 3.3%
AT&T Inc., 6.30%, 1/15/38	5,000	5,154,805
Frontier Communications Corp., 8.50%, 4/15/20	4,500	5,073,750
Qwest Corp., 8.38%, 5/01/16	3,285	3,933,787
Verizon Communications, Inc., 7.35%, 4/01/39 (b)	4,700	5,596,840
Windstream Corp.:
8.63%, 8/01/16	1,250	1,325,000
7.88%, 11/01/17	2,700	2,892,375

		23,976,557

Electric Utilities — 1.3%
Progress Energy, Inc., 7.00%, 10/30/31	5,000	5,734,365
Southern California Edison Co., 5.50%, 3/15/40	3,850	3,891,773

		9,626,138

Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18	2,000	2,290,000

Energy Equipment & Services — 1.2%
Halliburton Co., 7.45%, 9/15/39 (b)	5,076	6,381,436
Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	2,695	2,668,050

		9,049,486

Food & Staples Retailing — 4.3%
CVS Caremark Corp.:
4.75%, 5/18/20	10,000	10,310,160
6.30%, 6/01/62 (d)	7,800	7,517,250
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	2,650	2,608,840
6.20%, 4/15/38	10,000	11,026,040

		31,462,290

Food Products — 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17	1,985	2,305,665
6.13%, 8/23/18	1,990	2,259,028
Smithfield Foods, Inc., 10.00%, 7/15/14	1,250	1,470,312

		6,035,005

Gas Utilities — 0.8%
Nisource Finance Corp., 6.13%, 3/01/22	4,750	5,242,665

Corporate Bonds	Par (000)	Value

Gas Utilities (concluded):
Targa Resources Partners LP, 6.88%, 2/01/21 (a)(c)	$820	$820,000

		6,062,665

Health Care Equipment & Supplies — 2.6%
Boston Scientific Corp., 7.38%, 1/15/40	4,950	5,288,194
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	4,250	4,882,187
Medtronic, Inc.:
6.50%, 3/15/39	1,050	1,202,613
5.55%, 3/15/40 (b)	7,058	7,285,882

		18,658,876

Health Care Providers & Services — 2.9%
Aetna, Inc., 6.75%, 12/15/37	4,075	4,576,653
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)(c)	765	786,037
HCA, Inc.:
8.50%, 4/15/19	2,000	2,230,000
7.25%, 9/15/20	3,600	3,852,000
Tenet Healthcare Corp.:
10.00%, 5/01/18	2,175	2,552,906
8.88%, 7/01/19	1,825	2,089,625
UnitedHealth Group, Inc., 6.88%, 2/15/38	4,075	4,650,810

		20,738,031

Household Durables — 0.7%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	4,947	5,039,756

IT Services — 0.7%
First Data Corp., 8.25%, 1/15/21 (a)	775	745,938
International Business Machines Corp., 5.60%, 11/30/39	4,400	4,654,223

		5,400,161

Independent Power Producers & Energy Traders — 0.4%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	2,460	2,609,088

Insurance — 2.7%
American International Group, Inc., 6.40%, 12/15/20	2,800	2,987,496
Lincoln National Corp., 6.25%, 2/15/20	4,075	4,480,316
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(b)	5,500	5,909,030
Principal Financial Group, Inc., 8.88%, 5/15/19	1,145	1,453,482
Prudential Financial, Inc., 6.63%, 12/01/37	4,075	4,470,067

		19,300,391

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	5,480	6,041,700

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Life Sciences Tools & Services (concluded):
Life Technologies Corp., 6.00%, 3/01/20	$4,800	$5,142,989

		11,184,689

Machinery — 1.3%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	4,075	4,903,765
Navistar International Corp., 8.25%, 11/01/21	3,975	4,382,438

		9,286,203

Media — 5.7%
CSC Holdings LLC:
8.50%, 6/15/15	2,300	2,518,500
8.63%, 2/15/19	1,950	2,237,625
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)	500	520,000
Comcast Corp., 6.30%, 11/15/17	4,075	4,664,449
Cox Communications, Inc., 8.38%, 3/01/39 (a)	4,075	5,227,092
DISH DBS Corp., 7.00%, 10/01/13	1,950	2,086,500
Gannett Co., Inc., 9.38%, 11/15/17	3,100	3,487,500
News America, Inc., 6.15%, 3/01/37	4,850	4,957,927
Time Warner Cable, Inc., 6.75%, 6/15/39	4,675	5,012,596
Time Warner, Inc., 7.70%, 5/01/32	4,900	5,862,267
UPC Germany GmbH, 8.13%, 12/01/17 (a)	1,225	1,323,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	3,175	3,365,500

		41,262,956

Metals & Mining — 0.9%
Freeport-McMoRan Corp., 7.13%, 11/01/27	3,500	3,693,169
Teck Resources Ltd., 10.75%, 5/15/19	2,000	2,600,000
United States Steel Corp., 7.38%, 4/01/20	290	300,875

		6,594,044

Multi-Utilities — 2.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,600	3,929,810
6.50%, 5/01/18	3,950	4,451,646
Dominion Resources, Inc., 8.88%, 1/15/19 (b)	8,000	10,329,632

		18,711,088

Multiline Retail — 3.0%
Dollar General Corp., 10.63%, 7/15/15	4,225	4,568,281
JC Penney Co., Inc., 5.65%, 6/01/20	17,700	17,080,500

		21,648,781

Oil, Gas & Consumable Fuels — 4.7%
BP Capital Markets Plc (b):
5.25%, 11/07/13	2,100	2,300,703
3.88%, 3/10/15	3,085	3,231,556

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded):
Buckeye Partners LP, 4.88%, 2/01/21	$1,650	$1,646,670
Enbridge Energy Partners LP, 9.88%, 3/01/19	2,425	3,206,388
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,800	5,538,615
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,800	5,529,514
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)(c)	2,250	2,270,716
ONEOK Partners LP, 8.63%, 3/01/19	4,075	5,098,986
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)(c)	625	637,500
Petrobras International Finance Co., 3.88%, 1/27/16	2,425	2,447,989
Range Resources Corp., 6.75%, 8/01/20	1,415	1,485,750
SM Energy Co., 6.63%, 2/19/17	795	795,000

		34,189,387

Paper & Forest Products — 2.4%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	3,955	4,449,375
International Paper Co.:
7.50%, 8/15/21	3,950	4,669,034
8.70%, 6/15/38	3,100	3,858,706
7.30%, 11/15/39	4,075	4,595,011

		17,572,126

Pharmaceuticals — 5.9%
Abbott Laboratories, 6.15%, 11/30/37	942	1,047,155
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	3,549	3,828,516
6.13%, 5/01/38	118	132,123
Eli Lilly & Co., 5.95%, 11/15/37 (b)	2,353	2,542,661
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38 (b)	10,100	11,480,630
Merck & Co., Inc.:
6.50%, 12/01/33	2,885	3,428,021
6.55%, 9/15/37	6,945	8,248,125
Pfizer, Inc., 7.20%, 3/15/39 (b)	10,000	12,451,390

		43,158,621

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc., 6.10%, 3/15/20	4,075	4,584,815
ERP Operating LP, 5.75%, 6/15/17	4,080	4,509,755
HCP, Inc., 5.38%, 2/01/21	1,675	1,687,164

		10,781,734

Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (a)(c)	1,105	1,106,381

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Road & Rail — 1.1%
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	$320	$332,000
Norfolk Southern Corp., 6.00%, 3/15/2105	8,500	7,635,763

		7,967,763

Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	1,300	1,332,500
KLA-Tencor Corp., 6.90%, 5/01/18	2,208	2,438,849
National Semiconductor Corp., 6.60%, 6/15/17	2,770	3,051,551

		6,822,900

Specialty Retail — 0.8%
AutoNation, Inc., 6.75%, 4/15/18	2,775	2,865,187
AutoZone, Inc., 7.13%, 8/01/18	1,550	1,798,462
Limited Brands, Inc., 7.00%, 5/01/20	1,370	1,445,350

		6,108,999

Tobacco — 2.8%
Altria Group, Inc.:
9.70%, 11/10/18	4,075	5,284,921
9.25%, 8/06/19	3,950	5,066,973
10.20%, 2/06/39	7,400	10,046,610

		20,398,504

Wireless Telecommunication Services — 1.8%
American Tower Corp., 4.50%, 1/15/18	3,200	3,178,208
Clearwire Communications LLC, 12.00%, 12/01/17 (a)	1,060	1,144,800
Cricket Communications, Inc., 7.75%, 5/15/16	780	820,950
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	1,040	1,046,500
SBA Tower Trust, 5.10%, 4/15/42 (a)	6,250	6,564,005

		12,754,463

Total Corporate Bonds – 85.1%		618,503,694

Preferred Securities

Capital Trusts

Capital Markets — 3.1%
Credit Suisse Guernsey Ltd., 5.86% (d)(e)	1,050	997,500
State Street Capital Trust III, 8.25% (d)(e)	1,740	1,756,338
State Street Capital Trust IV, 1.29%, 6/01/67 (d)	25,245	19,447,486

		22,201,324

Commercial Banks — 6.6%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(d)(e)	5,600	4,956,000

Capital Trusts	Par (000)	Value

Commercial Banks (concluded):
BB&T Capital Trust IV, 6.82%, 6/12/77 (d)	$15,300	$15,112,070
CBA Capital Trust II, 6.02% (a)(d)(e)	5,000	4,940,275
HSBC Capital Funding LP/Jersey Channel Islands, 10.18% (a)(d)(e)	7,000	9,380,000
National City Preferred Capital Trust I, 12.00% (d)(e)	3,713	4,178,833
Standard Chartered Bank, 7.01% (a)(d)(e)	5,000	4,790,770
USB Capital XIII Trust, 6.63%, 12/15/39	4,100	4,264,615

		47,622,563

Consumer Finance — 0.8%
Capital One Capital V, 10.25%, 8/15/39	5,460	5,903,625

Diversified Financial Services — 3.6%
JPMorgan Chase Capital (d):
XXI, Series U, 1.24%, 1/15/87	12,875	10,130,423
XXIII, 1.29%, 5/15/77	20,695	15,912,075

		26,042,498

Electric Utilities — 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (d)	3,900	3,831,750

Insurance — 6.6%
AXA SA, 6.46% (a)(d)(e)	6,000	5,250,000
Ace Capital Trust II, 9.70%, 4/01/30	4,000	4,899,940
The Allstate Corp., 6.50%, 5/15/67 (d)	4,000	4,115,000
American General Capital II, 8.50%, 7/01/30	300	327,000
American General Institutional Capital A, 7.57%, 12/01/45 (a)	700	721,000
Aon Corp., 8.21%, 1/01/27	4,000	4,408,484
Chubb Corp., 6.38%, 3/29/67 (d)	4,000	4,240,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(d)	4,000	5,140,000
Lincoln National Corp., 7.00%, 5/17/66 (d)	4,255	4,212,450
MetLife, Inc., 6.40%, 12/15/66	4,550	4,294,290
Reinsurance Group of America, 6.75%, 12/15/65 (d)	7,000	6,770,435
Swiss Re Capital I LP, 6.85% (a)(d)(e)	3,000	2,934,675
ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(d)	599	585,541

		47,898,815

Multi-Utilities — 0.2%
Puget Sound Energy, Inc., Series A, 6.97%, 6/01/67 (d)	1,575	1,546,792

Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (d)	4,500	4,860,000

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded):
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (d)	$4,000	$4,012,844

		8,872,844

Total Capital Trusts – 22.6%		163,920,211

Preferred Stocks	Shares

Commercial Banks — 0.4%
SG Preferred Capital II, 6.30%	3,000	2,780,625

Real Estate Investment Trusts (REITs) — 1.1%
Sovereign Real Estate Investment Corp., 12.00%	7,000	7,980,000

Wireless Telecommunication Services — 1.5%
Centaur Funding Corp., 9.08%	10,000	10,956,250

Total Preferred Stocks – 3.0%		21,716,875

Total Preferred Securities – 25.6%		185,637,086

Taxable Municipal Bonds	Par (000)

City of Chicago Illinois, RB, Build America Bonds, 6.85%, 1/01/38	$5,000	4,835,850
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	4,075	4,043,215
State of California, GO, Build America Bonds, 7.35%, 11/01/39	2,050	2,069,331

Total Taxable Municipal Bonds – 1.5%		10,948,396

U.S. Treasury Obligations

U.S. Treasury Bonds, 4.63%, 2/15/40 (b)	13,000	13,142,194

Total U.S. Treasury Obligations – 1.8%		13,142,194

Total Long-Term Investments (Cost – $820,188,195) – 114.0%		828,231,370

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (f)(g)	1,323,854	$1,323,854

Total Short-Term Securities (Cost – $1,323,854) – 0.2%		1,323,854

Total Investments (Cost – $821,512,049*) – 114.2%		829,555,224
Liabilities in Excess of Other Assets – (14.2)%		(103,069,783)

Net Assets – 100.0%		$726,485,441

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$820,831,596

Gross unrealized appreciation	$27,463,486
Gross unrealized depreciation	(18,739,858)

Net unrealized appreciation	$8,723,628

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Banc of America NA	$2,228,153	$19,132
Credit Suisse Securities (USA) LLC	$2,461,350	$21,350
Deutsche Bank Securities, Inc.	$820,000	$—
JPMorgan Securities, Inc.	$1,468,537	$12,383
Morgan Stanley Capital Services, Inc.	$2,270,716	$20,896
Pershing, LLC	$682,427	$6,093

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	26,924,664	(25,600,810)	1,323,854	$21,188

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

•	Reverse repurchase agreements outstanding as of January 31, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Deutsche Bank Securities, Inc.	0.20%	1/04/11	Open	$13,717,057	$13,715,000
BNP Paribas SA	0.39%	1/05/11	Open	3,161,856	3,161,000
Deutsche Bank Securities, Inc.	0.25%	1/05/11	Open	2,177,422	2,177,044
Deutsche Bank Securities, Inc	0.40%	1/05/11	Open	10,294,059	10,291,200
UBS Securities	0.38%	1/05/11	Open	41,413,849	41,405,631
Credit Suisse Securities (USA) LLC	0.40%	1/26/11	Open	7,098,911	7,098,438
UBS Securities	0.38%	1/26/11	Open	9,502,779	9,502,177
UBS Securities	0.38%	1/27/11	Open	11,941,396	11,941,055
Credit Suisse Securities (USA) LLC	0.40%	1/31/11	Open	2,092,523	2,092,500

Total				$101,399,852	$101,384,045

•	Financial futures contracts purchased as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

26	30-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$3,271,012	$(134,762)
16	30-Year Ultra Long Term
	U.S. Treasury Bond	Chicago Board of Trade	March 2011	$1,987,526	(17,026)

Total					$(151,788)

•	Financial futures contracts sold as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

240	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2011	$28,987,104	$(4,146)

•	Credit default swaps on single-name issuers - sold protection outstanding as of January 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

MBIA Insurance Corp.	5.00%	Citibank NA	3/20/12	CCC	$2,400	$70,999
Assured Guaranty Ltd.	5.00%	Deutsche Bank AG	3/20/16	A+	$2,525	(41,133)

Total						$29,866

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Corporate Bonds	—	$618,223,524	$280,170	$618,503,694
Preferred Securities	—	185,637,086	—	185,637,086
Taxable Municipal Bonds	—	10,948,396	—	10,948,396
U.S. Treasury Obligations	—	13,142,194	—	13,142,194
Short-Term Securities	$1,323,854	—	—	1,323,854

Total	$1,323,854	$827,951,200	$280,170	$829,555,224

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$70,999	—	$70,999
Liabilities:
Credit contracts	—	(41,133)	—	(41,133)
Interest rate contracts	$(155,934)	—	—	(155,934)

Total	$(155,934)	$29,866	—	$(126,068)

[1]	Derivative financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2011	7

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust IV (BTZ)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Corporate Bonds

Assets:
Balance, as of October 31, 2010	$280,170
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	—
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	—

Balance, as of January 31, 2011	$280,170

[2]	The net change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $0.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust IV

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust IV

Date: March 25, 2011